Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document And Entity Information
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This is an Amendment No. 1 to a Prospectus on Form S-1 (“Prospectus”) filed by TPT Global Tech, Inc. (the “Company”). The Prospectus was originally filed by the Company on October 28, 2020. The purpose of this Amendment No. 1 is to (i) include the information contained in the Company’s Quarterly Report on Form 10-Q for the period ended September 30, 2020, that was filed with the SEC on November 23, 2020 and (ii) update certain other information in the Prospectus.
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Small Business	true
Entity Incorporation State Country Code	FL